Madison Covered Call ETF
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 95.9%		Shares	Value
Communications - 8.8%
Alphabet, Inc. - Class C (a)		4,500	$1,095,975
Comcast Corp. - Class A (a)		44,800	1,407,616
T-Mobile US, Inc. (a)		5,400	1,292,652
			3,796,243

Consumer Discretionary - 10.2%
Amazon.com, Inc. (a)(b)		6,000	1,317,420
Las Vegas Sands Corp. (a)		13,000	699,270
Lowe's Cos., Inc. (a)		5,400	1,357,074
NIKE, Inc. - Class B (a)		11,200	780,976
Ross Stores, Inc. (a)		1,600	243,824
			4,398,564

Consumer Staples - 6.8%
Archer-Daniels-Midland Co. (a)		19,000	1,135,060
Constellation Brands, Inc. - Class A (a)		5,800	781,086
PepsiCo, Inc. (a)		7,200	1,011,168
			2,927,314

Energy - 5.1%
ConocoPhillips (a)		8,000	756,720
Matador Resources Co. (a)		19,000	853,670
Transocean Ltd. (b)		190,000	592,800
			2,203,190

Financials - 16.8%
Blackrock, Inc. (a)		1,000	1,165,870
Fiserv, Inc. (a)(b)		9,400	1,211,942
Marsh & McLennan Cos., Inc. (a)		5,400	1,088,262
Morgan Stanley (a)		6,300	1,001,448
PayPal Holdings, Inc. (a)(b)		24,000	1,609,440
Visa, Inc. - Class A (a)		3,400	1,160,692
			7,237,654

Health Care - 10.0%
Agilent Technologies, Inc. (a)		9,500	1,219,325
Danaher Corp. (a)		7,200	1,427,472
Johnson & Johnson (a)		5,200	964,184
Labcorp Holdings, Inc. (a)		2,500	717,650
			4,328,631

Industrials - 10.9%
Honeywell International, Inc. (a)		5,600	1,178,800
Illinois Tool Works, Inc. (a)		2,600	677,976
Keysight Technologies, Inc. (a)(b)		5,100	892,092
Union Pacific Corp. (a)		4,400	1,040,028
United Parcel Service, Inc. - Class B (a)		10,800	902,124
			4,691,020

Materials - 3.3%
Cameco Corp. (a)		17,300	1,450,778

Technology - 20.7%
Accenture PLC - Class A (a)		5,300	1,306,980
Adobe, Inc. (a)(b)		4,400	1,552,100
ASML Holding NV (a)		1,000	968,090
Microchip Technology, Inc. (a)		20,000	1,284,400
Microsoft Corp. (a)		2,000	1,035,900
MKS, Inc. (a)		13,000	1,609,010
Texas Instruments, Inc. (a)		6,400	1,175,872
			8,932,352

Utilities - 3.3%
AES Corp. (a)		108,000	1,421,280
TOTAL COMMON STOCKS (Cost $46,763,723)			41,387,026

REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.6%		Shares	Value
Real Estate - 2.6%
American Tower Corp. (a)		5,800	1,115,456
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,347,953)			1,115,456

TOTAL INVESTMENTS - 98.5% (Cost $48,111,676)			42,502,482
Money Market Deposit Account - 6.5% (c)			2,819,688
Liabilities in Excess of Other Assets - (5.0)%			(2,152,080)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$43,170,090
two			–%
Percentages are stated as a percent of net assets.			–%

PLC - Public Limited Company

(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	Non-income producing security.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.95%.

Madison Covered Call ETF
Schedule of Written Options
September 30, 2025 (Unaudited)

WRITTEN OPTIONS - (2.5)%	Notional Amount	Contracts	Value
Call Options - (2.5)% (a)(b)
Accenture PLC, Expiration: 01/16/2026; Exercise Price: $300.00	$(1,306,980)	(53)	$(21,995)
Adobe, Inc., Expiration: 10/17/2025; Exercise Price: $400.00	(1,552,100)	(44)	(4,158)
AES Corp., Expiration: 01/16/2026; Exercise Price: $17.00	(710,640)	(540)	(10,800)
Agilent Technologies, Inc., Expiration: 10/17/2025; Exercise Price: $130.00	(1,219,325)	(95)	(26,838)
Alphabet, Inc., Expiration: 10/17/2025; Exercise Price: $215.00	(1,095,975)	(45)	(133,875)
Amazon.com, Inc., Expiration: 11/21/2025; Exercise Price: $250.00	(1,317,420)	(60)	(16,770)
American Tower Corp., Expiration: 11/21/2025; Exercise Price: $210.00	(1,115,456)	(58)	(10,150)
Archer-Daniels-Midland Co.
Expiration: 12/19/2025; Exercise Price: $65.00	(454,024)	(76)	(10,450)
Expiration: 12/19/2025; Exercise Price: $67.50	(681,036)	(114)	(9,975)
ASML Holding NV, Expiration: 12/19/2025; Exercise Price: $1,080.00	(968,090)	(10)	(31,300)
Blackrock, Inc., Expiration: 10/17/2025; Exercise Price: $1,180.00	(1,165,870)	(10)	(21,500)
Cameco Corp., Expiration: 10/17/2025; Exercise Price: $85.00	(1,450,778)	(173)	(53,630)
Comcast Corp., Expiration: 01/16/2026; Exercise Price: $35.00	(1,407,616)	(448)	(30,016)
ConocoPhillips, Expiration: 11/21/2025; Exercise Price: $100.00	(756,720)	(80)	(17,120)
Constellation Brands, Inc., Expiration: 10/17/2025; Exercise Price: $185.00	(781,086)	(58)	(1,015)
Danaher Corp., Expiration: 10/17/2025; Exercise Price: $230.00	(1,427,472)	(72)	(7,020)
Fiserv, Inc., Expiration: 10/17/2025; Exercise Price: $145.00	(1,211,942)	(94)	(2,350)
Honeywell International, Inc., Expiration: 12/19/2025; Exercise Price: $220.00	(1,178,800)	(56)	(29,400)
Illinois Tool Works, Inc., Expiration: 12/19/2025; Exercise Price: $270.00	(677,976)	(26)	(18,590)
Johnson & Johnson, Expiration: 11/21/2025; Exercise Price: $180.00	(964,184)	(52)	(47,320)
Keysight Technologies, Inc., Expiration: 11/21/2025; Exercise Price: $190.00	(892,092)	(51)	(15,810)
Labcorp Holdings, Inc., Expiration: 11/21/2025; Exercise Price: $280.00	(717,650)	(25)	(37,750)
Las Vegas Sands Corp., Expiration: 11/21/2025; Exercise Price: $60.00	(699,270)	(130)	(13,975)
Lowe's Cos., Inc.
Expiration: 10/17/2025; Exercise Price: $260.00	(276,441)	(11)	(1,859)
Expiration: 01/16/2026; Exercise Price: $280.00	(1,080,633)	(43)	(16,340)
Marsh & McLennan Cos., Inc., Expiration: 12/19/2025; Exercise Price: $210.00	(1,088,262)	(54)	(25,920)
Matador Resources Co., Expiration: 01/16/2026; Exercise Price: $55.00	(853,670)	(190)	(20,900)
Microchip Technology, Inc., Expiration: 10/17/2025; Exercise Price: $72.50	(1,284,400)	(200)	(7,000)
Microsoft Corp., Expiration: 12/19/2025; Exercise Price: $550.00	(1,035,900)	(20)	(23,350)
MKS, Inc., Expiration: 10/17/2025; Exercise Price: $110.00	(1,609,010)	(130)	(200,200)
Morgan Stanley, Expiration: 10/17/2025; Exercise Price: $150.00	(1,001,448)	(63)	(68,512)
NIKE, Inc., Expiration: 10/17/2025; Exercise Price: $85.00	(780,976)	(112)	(4,760)
PayPal Holdings, Inc., Expiration: 11/21/2025; Exercise Price: $80.00	(1,609,440)	(240)	(24,480)
PepsiCo, Inc., Expiration: 11/21/2025; Exercise Price: $160.00	(1,011,168)	(72)	(4,032)
Ross Stores, Inc., Expiration: 11/21/2025; Exercise Price: $155.00	(243,824)	(16)	(8,640)
Texas Instruments, Inc.
Expiration: 10/17/2025; Exercise Price: $210.00	(440,952)	(24)	(600)
Expiration: 12/19/2025; Exercise Price: $200.00	(734,920)	(40)	(21,500)
T-Mobile US, Inc., Expiration: 10/17/2025; Exercise Price: $260.00	(1,292,652)	(54)	(1,782)
Union Pacific Corp., Expiration: 11/21/2025; Exercise Price: $230.00	(1,040,028)	(44)	(55,660)
United Parcel Service, Inc., Expiration: 11/21/2025; Exercise Price: $100.00	(902,124)	(108)	(7,344)
Visa, Inc., Expiration: 10/17/2025; Exercise Price: $350.00	(1,160,692)	(34)	(10,285)
TOTAL WRITTEN OPTIONS (Premiums received $986,550)			$(1,074,971)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Madison Covered Call ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$41,387,026	$–	$–	$41,387,026
Real Estate Investment Trusts - Common	1,115,456	–	–	1,115,456
Total Investments	$42,502,482	$–	$–	$42,502,482

Liabilities:
Investments:
Written Options	$–	$(1,074,971)	$–	$(1,074,971)
Total Investments	$–	$(1,074,971)	$–	$(1,074,971)

Refer to the Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.